Leases - Additional Information (Detail) - CAD ($) $ in Thousands	Jun. 20, 2024	Mar. 28, 2026
Operating Leased Assets [Line Items]
Weighted average remaining lease term operating leases		5 years 8 months 12 days
Weighted average discount rate operating leases		10.00%
Write off Of Right Of Use Assets Due To Modify Lease Term	$ 17,040
Write Down To Lease Liability Due To Modify Lease Term	$ 18,400